Consolidated statements of other comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income (loss)	R$ (2,403,086)	R$ (635,731)	R$ 424,513
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Changes in fair value of cash flow hedges, net of tax	(5,292)	(139,281)	31,309
Total comprehensive income (loss)	R$ (2,408,378)	R$ (775,012)	R$ 455,822